Concentrations (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Building	Mar. 31, 2012	Dec. 31, 2012 Building	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Revenue Related to Venture 1	$ 255,577	$ 429,589	$ 5,570,391	$ 7,150,789
Revenue Related to Venture I as a % of Total Revenue	24.00%	34.00%	40.00%	68.00%
Accounts Receivable Related to Venture 1	$ 438,238		$ 704,548	$ 3,258,336
Accounts Receivable Related to Venture I as a % of Total Accounts Receivable	35.00%		54.00%	92.00%
Number of Properties Managed	23		23